Document and Entity Information	Jun. 15, 2021
Cover [Abstract]
Entity Address, Country	LU
Amendment Flag	false
Entity Central Index Key	0001525773
Document Type	8-K
Document Period End Date	Jun. 15, 2021
Entity Registrant Name	Intelsat S.A.
Entity Incorporation State Country Code	N4
Entity Address, Address Line Two	Grand Duchy of Luxembourg
Entity File Number	001-35878
Entity Tax Identification Number	98-1009418
Entity Address, Address Line One	4 rue Albert Borschette
Entity Address, City or Town	Luxembourg
Entity Address, Postal Zip Code	L-1246
City Area Code	+352 27
Local Phone Number	84-1600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false